SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,114,780	$ 9,507,102
Less: allowance for doubtful account	(2,642)	(101,947)
Accounts receivable, net	$ 1,112,138	$ 9,405,155